Average Annual Total Returns - Great-West Emerging Markets Equity Fund	Institutional OneYear	Institutional SinceInception	Institutional InceptionDate	Investor OneYear	Investor SinceInception	Investor InceptionDate	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) OneYear	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) SinceInception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	20.05%	4.95%	Jan. 04, 2018	19.57%	4.58%	Jan. 04, 2018	18.31%	5.41%